Income Taxes - Rates (Details) - item	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes.
Effective Income Tax Rate Reconciliation, Percent	(0.10%)	25.40%	19.50%	26.70%	48.90%
Number of state examination finalized	0		2